Quarterly Report
June 30, 2019
MFS®  Massachusetts
Municipal Bond Fund

Portfolio of Investments
6/30/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 96.3%
Airport Revenue – 4.0%
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2038	$2,000,000	$2,427,540
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2040	2,755,000	3,326,056
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2042	3,000,000	3,512,040
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2047	1,500,000	1,748,895
Massachusetts Port Authority Rev., “B”, 5%, 7/01/2043	1,625,000	1,870,733
		$12,885,264
General Obligations - General Purpose – 9.0%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	$705,000	$706,079
Commonwealth of Massachusetts, “B”, 5.25%, 8/01/2023	1,000,000	1,156,490
Commonwealth of Massachusetts, “B”, 5.25%, 8/01/2028	2,225,000	2,895,682
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “C”, 5%, 5/01/2040	2,000,000	2,456,160
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “C”, 5%, 5/01/2044	3,000,000	3,653,220
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “D”, 4%, 2/01/2044	2,000,000	2,174,760
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “D”, 4%, 2/01/2046	2,600,000	2,822,872
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “E”, 5%, 9/01/2037	3,000,000	3,681,720
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “F”, 5%, 11/01/2042	3,000,000	3,577,230
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “I”, 5%, 12/01/2034	1,000,000	1,205,150
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	600,000	629,316
Commonwealth of Puerto Rico, Public Improvement, “A”, NATL, 5.5%, 7/01/2020	640,000	653,510
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	685,000	698,878
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	75,000	76,577
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	510,000	549,148
State of California, 6%, 11/01/2039	1,555,000	1,579,413
State of Illinois, “D”, 5%, 11/01/2028	240,000	276,475
		$28,792,680
General Obligations - Schools – 1.9%
Belmont, MA, General Obligation Municipal Purpose Loan, 4%, 3/15/2049	$3,000,000	$3,292,410
Lincoln, MA, School General Obligation Bonds, 4%, 3/01/2049	1,360,000	1,492,110
San Marcos, CA, Unified School District (Election of 2010), Capital Appreciation, “C”, 0%, 8/01/2038	3,375,000	1,414,935
		$6,199,455
Healthcare Revenue - Hospitals – 14.5%
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	$1,315,000	$1,373,491
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.25%, 7/01/2031	235,000	234,413
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.375%, 7/01/2041	345,000	344,137
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	745,000	778,182
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.5%, 3/01/2045 (Prerefunded 6/01/2020)	520,000	543,696
Massachusetts Development Finance Agency Rev. (Atrius Health Issue), “A”, 4%, 6/01/2049	1,500,000	1,580,670
Massachusetts Development Finance Agency Rev. (Baystate Medical Center), “N”, 5%, 7/01/2044	2,000,000	2,195,960
Massachusetts Development Finance Agency Rev. (CareGroup), “I”, 5%, 7/01/2037	1,000,000	1,148,050
Massachusetts Development Finance Agency Rev. (CareGroup), “J-2”, 5%, 7/01/2036	1,000,000	1,182,820
Massachusetts Development Finance Agency Rev. (CareGroup), “J-2”, 5%, 7/01/2037	1,000,000	1,178,560
Massachusetts Development Finance Agency Rev. (Children's Hospital), “P”, 5%, 10/01/2032	1,000,000	1,157,650
Massachusetts Development Finance Agency Rev. (Lahey Health System Obligated Group), “F”, 5%, 8/15/2030	2,000,000	2,372,580
Massachusetts Development Finance Agency Rev. (Lawrence General Hospital), 5%, 7/01/2037	1,000,000	1,109,250
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), “F”, 5.75%, 7/15/2043	1,000,000	1,088,660
Massachusetts Development Finance Agency Rev. (Partners Healthcare System Issue), “S”, 4%, 7/01/2041	3,500,000	3,840,655
Massachusetts Development Finance Agency Rev. (Partners Healthcare System), “Q”, 5%, 7/01/2041	1,500,000	1,741,455
Massachusetts Development Finance Agency Rev. (Partners Healthcare System), “Q”, 5%, 7/01/2047	1,500,000	1,733,010
Massachusetts Development Finance Agency Rev. (South Shore Hospital), “I”, 5%, 7/01/2041	2,300,000	2,608,568
Massachusetts Development Finance Agency Rev. (Tufts Medical Center), “I”, 7.25%, 1/01/2032 (Prerefunded 1/01/2021)	600,000	652,200
Massachusetts Development Finance Agency Rev. (Tufts Medical Center), “I”, 7.25%, 1/01/2032	400,000	434,488

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2041	$1,850,000	$2,096,938
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “K”, 5%, 7/01/2038	2,000,000	2,286,600
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “L”, 5%, 7/01/2044	1,000,000	1,139,690
Massachusetts Development Finance Agency Rev. (Wellforce), “A”, 4%, 7/01/2044	2,080,000	2,201,243
Massachusetts Development Finance Agency Rev. (Wellforce), “A”, 5%, 7/01/2044	2,000,000	2,330,120
Massachusetts Development Finance Agency Rev., Dana-Farber Cancer Institute Issue, “N”, 5%, 12/01/2041	1,690,000	1,960,806
Massachusetts Health & Educational Facilities Authority Rev. (Children's Hospital), “M”, 5.25%, 12/01/2039 (Prerefunded 12/01/2019)	1,500,000	1,524,045
Massachusetts Health & Educational Facilities Authority Rev. (Children's Hospital), “M”, 5.5%, 12/01/2039 (Prerefunded 12/01/2019)	1,000,000	1,017,050
Massachusetts Health & Educational Facilities Authority Rev. (Dana-Farber Cancer Institute), “K”, 5%, 12/01/2037	2,000,000	2,017,240
Massachusetts Health & Educational Facilities Authority Rev. (Southcoast Health Obligation), “D”, 5%, 7/01/2029	1,000,000	1,002,960
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., 6%, 8/01/2030 (Prerefunded 8/01/2020)	310,000	325,029
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unfunded Balance, 6%, 8/01/2030	120,000	125,406
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/2039 (Prerefunded 10/01/2019)	655,000	662,670
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/2039 (Prerefunded 10/01/2019)	30,000	30,406
		$46,018,698
Healthcare Revenue - Long Term Care – 2.1%
Massachusetts Development Finance Agency First Mortgage Rev. (Berkshire Retirement Community), 5%, 7/01/2031	$1,000,000	$1,137,460
Massachusetts Development Finance Agency Refunding Rev. (Orchard Cove, Inc.), 5%, 10/01/2039	250,000	281,018
Massachusetts Development Finance Agency Refunding Rev. (Orchard Cove, Inc.), 5%, 10/01/2049	700,000	781,851
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/2037	500,000	494,760
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 5.625%, 12/01/2030	525,000	533,190
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 11/15/2056	93,608	25,988
Massachusetts Development Finance Agency Rev. (Loomis Community), ETM, 6%, 1/01/2033 (Prerefunded 7/01/2023)	250,000	294,767
Massachusetts Development Finance Agency Rev. (Loomis Community), Unrefunded Balance, 6%, 1/01/2033	250,000	279,308
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2037	1,250,000	1,368,600
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/2043 (Prerefunded 11/15/2023)	1,000,000	1,212,100
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 7.25%, 9/15/2029 (Prerefunded 9/15/2019)	20,000	20,233
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 7.625%, 9/15/2039 (Prerefunded 9/15/2019)	130,000	131,615
		$6,560,890
Industrial Revenue - Other – 0.3%
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 4.5%, 5/01/2032	$420,000	$453,210
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044	575,000	633,897
		$1,087,107
Miscellaneous Revenue - Other – 5.5%
Massachusetts Development Finance Agency Rev. (Broad Institute), “A”, 5.25%, 4/01/2037 (Prerefunded 4/01/2021)	$2,000,000	$2,137,440
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2037	1,000,000	1,218,030
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2038	1,000,000	1,214,710
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2043	1,000,000	1,203,090
Massachusetts Health & Educational Facilities Authority Rev. (Sterling & Francine Clark Art Institute), “B”, 5%, 7/01/2030 (Prerefunded 7/01/2020)	3,500,000	3,629,675
Massachusetts Health & Educational Facilities Authority Rev. (Sterling & Francine Clark Art Institute), “B”, 5%, 7/01/2040 (Prerefunded 7/01/2020)	1,700,000	1,762,985
Massachusetts Port Authority Facilities Rev. (Boston Fuel Project), FGIC, 5%, 7/01/2024	2,000,000	2,006,200
Massachusetts Port Authority Special Facilities Rev. (ConRAC Project), “A”, 5.125%, 7/01/2041	3,000,000	3,187,530
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	1,095,000	1,191,754
		$17,551,414
Multi-Family Housing Revenue – 3.5%
Massachusetts Development Finance Agency Rev. (Credit Housing-Chelsea Homes), “I-A”, LOC, 5%, 12/15/2024	$1,040,000	$1,041,675
Massachusetts Development Finance Agency Rev. (Morville House Apartments), “A”, LOC, 4.95%, 12/15/2023	2,180,000	2,202,977
Massachusetts Housing Finance Agency Rev., “A”, FHA, 5.25%, 12/01/2035	1,000,000	1,033,030

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – continued
Massachusetts Housing Finance Agency Rev., “C”, 5.35%, 12/01/2049	$1,680,000	$1,681,747
Massachusetts Housing Finance Agency, “A”, 3.7%, 12/01/2038	1,000,000	1,046,330
Massachusetts Housing Finance Agency, “A”, 3.8%, 12/01/2043	1,000,000	1,046,280
Massachusetts Housing Finance Agency, “B”, 5.25%, 12/01/2030	395,000	397,062
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, FHA, 4.75%, 12/01/2030	1,425,000	1,499,627
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, FHA, 4.875%, 12/01/2032	1,190,000	1,250,440
		$11,199,168
Parking – 1.0%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 7/01/2036	$3,000,000	$3,208,530
Sales & Excise Tax Revenue – 5.1%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., AGM, 5%, 12/01/2046	$1,655,000	$1,873,245
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	985,000	1,020,036
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 7/01/2024	1,590,000	1,867,503
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	1,850,000	2,450,788
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2031	2,000,000	2,693,760
Massachusetts School Building Authority, Senior Dedicated Sales Tax Rev., “B”, 4%, 11/15/2046	3,000,000	3,244,020
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.5%, 7/01/2034	45,000	46,431
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	9,000	9,000
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	906,000	880,686
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	400,000	400,000
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., (taxable), “2019A-2”, 4.55%, 7/01/2040	119,000	114,835
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., (taxable), “2019A-2”, 4.75%, 7/01/2053	2,000	1,887
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., (taxable), “2019A-2”, 5%, 7/01/2058	50,000	48,375
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	12,000	10,199
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	117,000	89,554
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	22,000	15,418
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	1,059,000	662,595
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	1,011,000	564,553
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	483,000	110,462
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2051	613,000	103,407
Puerto Rico Sales Tax Financing Corp., Sales Tax Prerefunded Rev., “A”, 5.5%, 8/01/2028 (Prerefunded 8/01/2019)	10,000	10,033
		$16,216,787
Secondary Schools – 2.5%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2056	$290,000	$304,279
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/2041 (Prerefunded 8/15/2019)	665,000	669,888
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2030	500,000	576,835
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2031	1,015,000	1,165,930
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2037	170,000	170,371
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “A”, 6.375%, 7/01/2030 (Prerefunded 7/01/2020)	740,000	773,744
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “B”, 5%, 7/01/2037	1,000,000	1,119,380
Massachusetts Development Finance Agency Rev. (Milton Academy), “A”, 5%, 9/01/2028	1,000,000	1,041,500
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2033	2,000,000	2,179,860
		$8,001,787
Single Family Housing - State – 0.3%
Massachusetts Housing Finance Agency, Single Family Housing Rev., “206”, 3.3%, 6/01/2034	$365,000	$377,443
Massachusetts Housing Finance Agency, Single Family Housing Rev., “206”, 3.45%, 12/01/2036	485,000	502,848
		$880,291
State & Local Agencies – 4.8%
Colorado State University Board of Governors, System Enterprise Refunding Rev., “E”, 4%, 3/01/2043	$1,245,000	$1,362,478
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	75,000	90,294
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	60,000	72,017
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	30,000	35,870
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 2.51% (LIBOR - 3mo. + 0.75%), 6/01/2037	1,400,000	1,304,618

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	$1,015,000	$1,201,811
Massachusetts College Building Authority Project Rev., “A”, 5%, 5/01/2029 (Prerefunded 5/01/2022)	995,000	1,096,381
Massachusetts College Building Authority Project Rev., “A”, 5%, 5/01/2032	760,000	850,136
Massachusetts College Building Authority Project Rev., Capital Appreciation, “A”, SYNCORA, 0%, 5/01/2022	8,310,000	7,951,257
Massachusetts College Building Authority Project Rev., Unrefunded Balance, “A”, 5%, 5/01/2029	1,005,000	1,098,726
Massachusetts College Building Authority Rev., “A”, 5%, 5/01/2031	275,000	307,832
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	45,000	52,860
		$15,424,280
Student Loan Revenue – 3.8%
Massachusetts Educational Financing Authority, “J”, 5.625%, 7/01/2029	$705,000	$752,165
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 4.125%, 7/01/2046	2,000,000	2,104,260
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 3.75%, 7/01/2047	4,000,000	4,036,280
Massachusetts Educational Financing Authority, Education Loan Rev., “I”, 6%, 1/01/2028	260,000	264,472
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 1/01/2022	3,000,000	3,062,370
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.15%, 1/01/2026	315,000	319,438
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.2%, 1/01/2027	145,000	147,085
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	720,000	741,154
Massachusetts Educational Financing Authority, Education Loan Rev., “K”, 4.5%, 7/01/2024	745,000	782,168
		$12,209,392
Tax - Other – 1.7%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	$260,000	$264,443
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	85,000	86,540
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	225,000	249,921
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	120,000	132,833
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	370,000	403,877
Massachusetts Special Obligation Dedicated Tax Rev., NATL, 5.5%, 1/01/2023	1,585,000	1,805,902
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	305,000	307,769
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	995,000	1,095,983
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	815,000	902,572
		$5,249,840
Tobacco – 0.5%
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	$1,335,000	$1,451,612
Toll Roads – 1.2%
Massachusetts Department of Transportation, Metropolitan Highway System Refunding Rev., Subordinated Contract Assistance, 5%, 1/01/2037	$1,000,000	$1,238,580
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “B”, 5%, 1/01/2032	2,600,000	2,644,122
		$3,882,702
Transportation - Special Tax – 6.1%
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement & Accelerated Bridge Programs), “A”, 5%, 6/01/2036	$2,850,000	$3,384,461
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement & Accelerated Bridge Programs), “A”, 5%, 6/01/2042	3,000,000	3,568,890
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ASSD GTY, 5.25%, 7/01/2041	320,000	351,366
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “A”, NATL, 4.75%, 7/01/2038	295,000	293,563
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	275,000	279,958
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	610,000	680,321
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	280,000	283,500
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	2,415,000	2,606,365
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, ASSD GTY, 5.25%, 7/01/2041	1,735,000	1,905,065
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	465,000	499,712
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	520,000	580,081
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	1,055,000	1,153,315
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	300,000	324,807
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Unrefunded Balance, “A”, NATL, 5%, 7/01/2038	45,000	45,054

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – continued
Illinois Regional Transportation Authority, “A”, NATL, 6%, 7/01/2031	$2,115,000	$2,850,957
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	420,000	497,776
		$19,305,191
Universities - Colleges – 21.3%
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/2029 (Prerefunded 10/01/2019)	$2,005,000	$2,029,100
Massachusetts Development Finance Agency Refunding Rev. (Brandeis University), “S-1”, 5%, 10/01/2038	605,000	744,416
Massachusetts Development Finance Agency Refunding Rev. (Brandeis University), “S-1”, 5%, 10/01/2040	2,665,000	3,262,733
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2035	150,000	175,074
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2035	970,000	1,167,608
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2036	850,000	988,593
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2037	625,000	746,188
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2038	340,000	404,423
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 4%, 7/01/2039	3,055,000	3,231,457
Massachusetts Development Finance Agency Rev. (Bentley University), 5%, 7/01/2040	1,500,000	1,754,175
Massachusetts Development Finance Agency Rev. (Boston University), “V-1”, 5%, 10/01/2029 (Prerefunded 10/01/2019)	2,165,000	2,184,918
Massachusetts Development Finance Agency Rev. (Brandeis University), “R”, 5%, 10/01/2038	835,000	1,018,617
Massachusetts Development Finance Agency Rev. (Brandeis University), “S-1”, 5%, 10/01/2039	2,660,000	3,264,246
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2043	725,000	835,664
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2048	250,000	286,843
Massachusetts Development Finance Agency Rev. (Emerson College), “A”, 5.25%, 1/01/2042	2,000,000	2,310,240
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2035	1,875,000	2,145,656
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2043	2,000,000	2,254,120
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 4%, 10/01/2046	1,375,000	1,426,659
Massachusetts Development Finance Agency Rev. (Merrimack College), 5%, 7/01/2047	3,000,000	3,318,300
Massachusetts Development Finance Agency Rev. (Simmons College), SYNCORA, 5.25%, 10/01/2026	2,250,000	2,597,242
Massachusetts Development Finance Agency Rev. (Simmons University), “L”, 5%, 10/01/2035	2,000,000	2,374,860
Massachusetts Development Finance Agency Rev. (Suffolk University), 5.125%, 7/01/2040	1,000,000	1,029,610
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology Issue), 5%, 10/01/2046	2,000,000	2,257,340
Massachusetts Development Finance Agency Rev. (Western New England University), 5%, 9/01/2031	1,110,000	1,272,748
Massachusetts Development Finance Agency Rev. (Western New England University), AGM, 5%, 9/01/2038	2,550,000	3,067,242
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 9/01/2047	1,395,000	1,631,494
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 4%, 9/01/2049	3,000,000	3,099,840
Massachusetts Health & Educational Facilities Authority Rev. (Berklee College), 5%, 10/01/2027	65,000	65,186
Massachusetts Health & Educational Facilities Authority Rev. (Berklee College), 5%, 10/01/2037	140,000	140,410
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 6/01/2027	1,735,000	2,257,252
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 1/01/2028	1,000,000	1,298,000
Massachusetts Health & Educational Facilities Authority Rev. (Northeastern University), “A”, 5%, 10/01/2035	1,500,000	1,555,275
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	295,000	312,656
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	310,000	310,375
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	110,000	110,147
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	370,000	370,000
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	75,000	71,063
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	90,000	84,825
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	470,000	533,224
University of Massachusetts Building Authority Project Senior Rev., “1”, 5%, 11/01/2039	3,000,000	3,297,960
University of Massachusetts Building Authority Project Senior Rev., “1”, 5%, 11/01/2040	2,500,000	2,928,275
University of Massachusetts Building Authority Senior Refunding Rev., “2019-1”, 5%, 5/01/2039	3,000,000	3,717,660
		$67,931,714

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Dormitories – 1.3%
Massachusetts Development Finance Agency Rev. (UMass Dartmouth Student Housing), 5%, 10/01/2043	$1,500,000	$1,724,940
Massachusetts Development Finance Agency Rev., Provident Commonwealth Education Resources Issue (Umass Boston Student Housing Project), 5%, 10/01/2041	1,000,000	1,125,860
Massachusetts Development Finance Agency Rev., Provident Commonwealth Education Resources Issue (Umass Boston Student Housing Project), 5%, 10/01/2048	1,000,000	1,118,990
		$3,969,790
Utilities - Municipal Owned – 1.4%
Guam Power Authority Rev., “A”, 5.5%, 10/01/2030 (Prerefunded 10/01/2020)	$590,000	$620,320
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	200,000	224,600
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	235,000	262,817
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	770,000	602,525
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	125,000	97,813
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	215,000	168,775
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	270,000	211,275
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	510,000	399,075
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	135,000	105,637
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	415,000	324,737
Puerto Rico Electric Power Authority Rev., “V”, NATL, 5.25%, 7/01/2033	160,000	173,230
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2029	220,000	238,700
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	530,000	574,234
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2022 (a)(d)	195,000	151,369
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	220,000	172,700
		$4,327,807
Utilities - Other – 0.7%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2019	$805,000	$809,428
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	405,000	433,196
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	210,000	230,733
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2021	480,000	502,723
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/2031	160,000	174,325
		$2,150,405
Water & Sewer Utility Revenue – 3.8%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	$90,000	$91,549
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 7/01/2047	225,000	229,383
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040 (Prerefunded 7/01/2020)	305,000	318,121
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/2027	1,280,000	1,644,237
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/2033	2,000,000	2,782,460
Massachusetts Water Pollution Abatement Trust (MWRA Program), “A”, 5%, 8/01/2032	75,000	75,201
Massachusetts Water Resources Authority General Refunding Rev. (Green Bonds), “C”, 4%, 8/01/2040	2,910,000	3,175,712
Massachusetts Water Resources Authority Rev., “B”, AGM, 5.25%, 8/01/2029	595,000	791,154
Massachusetts Water Resources Authority, General Rev., “B”, AGM, 5.25%, 8/01/2030	620,000	832,486
Massachusetts Water Resources Authority, General Rev., “B”, AGM, 5.25%, 8/01/2031	1,625,000	2,191,280
		$12,131,583
Total Municipal Bonds		$306,636,387
Trust Units – 0.4%
Sales & Excise Tax Revenue – 0.4%
COFINA Series 2007A Senior Bonds Due 2041 National Custodial Trust (tax-exempt), 8/01/2041	1,296	$940
COFINA Series 2007A Senior Bonds Due 2042 National Custodial Trust (taxable), 8/01/2042	68,561	58,106
COFINA Series 2007A Senior Bonds Due 2042 National Custodial Trust (tax-exempt), 8/01/2042	318,930	231,224
COFINA Series 2007A Senior Bonds Due 2043 National Custodial Trust (tax-exempt), 8/01/2043	110,724	80,275
COFINA Series 2007A Senior Bonds Due 2044 National Custodial Trust (tax-exempt), 8/01/2044	332,173	240,825
COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (taxable), 8/01/2045	10,614	8,995
COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (tax-exempt), 8/01/2045	32,233	23,369
COFINA Series 2007A Senior Bonds Due 2046 National Custodial Trust (taxable), 8/01/2046	165,556	140,309
COFINA Series 2007A Senior Bonds Due 2046 National Custodial Trust (tax-exempt), 8/01/2046	614,164	445,269

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Trust Units – continued
Sales & Excise Tax Revenue – continued
Total Trust Units		$1,229,312
Investment Companies (h) – 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 2.42% (v)	4,905,070	$4,905,560

Other Assets, Less Liabilities – 1.8%		5,757,350
Net Assets – 100.0%		$318,528,609
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,905,560 and $307,865,699, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
LOC	Letter of Credit
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.
Derivative Contracts at 6/30/19
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	44	$6,846,125	September – 2019	$(136,804)
At June 30, 2019, the fund had cash collateral of $105,600 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of June 30, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$307,865,699	$—	$307,865,699
Mutual Funds	4,905,560	—	—	4,905,560
Total	$4,905,560	$307,865,699	$—	$312,771,259
Other Financial Instruments
Futures Contracts - Liabilities	$(136,804)	$—	$—	$(136,804)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$7,689,228	$34,397,726	$37,181,607	$(448)	$661	$4,905,560

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$54,191	$—

(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2019, are as follows:
Massachusetts	80.8%
Puerto Rico	7.0%
Illinois	2.9%
Guam	1.1%
California	0.9%
Colorado	0.8%
Florida	0.7%
Tennessee	0.6%
Pennsylvania	0.5%
Texas	0.4%
New York	0.4%
Kentucky	0.4%
Maryland	0.4%
Alabama	0.3%
Louisiana	0.2%
New Hampshire	0.2%
New Jersey	0.2%
Washington DC	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.